Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Share Option Activity

The following table summarizes the share option activity for the years ended December 31, 2017, 2018 and 2019 and all option amounts and exercise prices have been adjusted for the 2017 restructure:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value	Weighted Average Grant Date Fair Value
		RMB	In Years	RMB’000	RMB
Outstanding at January 1, 2017	8,123,509	0.0007	9.5	42,321	0.35
Granted	1,876,491	0.0007			19.19
Outstanding at December 31, 2017	10,000,000	0.0007	8.7	525,086	3.89
Granted	2,893,020	0.0007			130.51
Exercised	(500,000)	0.0007
Forfeited	(217,437)	0.0007
Outstanding at December 31, 2018	12,175,583	0.0007	8.1	1,939,500	33.95
Granted	3,538,204	0.0007			270.11
Exercised	(2,197,104)	0.0007
Forfeited	(2,170,302)	0.0007
Outstanding at December 31, 2019	11,346,381	0.0007	7.7	1,079,661	96.29
Vested and expected to vest at December 31, 2019	9,949,890	0.0007	7.6	946,779	89.35
Exercisable at December 31, 2019	6,246,735	0.0007	7.1	594,406	46.72

Fair Values of Share Options Granted	The fair values of share options granted during the years ended December 31, 2017, 2018 and 2019.

	Options Granted in the year ended December 31, 2017	Options Granted in the year ended December 31, 2018	Options Granted in the year ended December 31, 2019
Expected volatility	51.61%~52.41%	50.71%~51.25%	49.92%-50.65%
Risk-free interest rate	3.28%~3.62%	2.83%~3.15%	1.80%-2.52%
Exercise multiple	2.8	2.8	2.8
Expected dividend yield	0%	0%	0%
Contractual term	10	10	10
Expected forfeiture rate (post-vesting)	0%	0~20%	0-20%
Fair value of the common share on the date of option grant (RMB)	8.44~23.98	122.52~153.23	94.96-310.64